UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Bernzott U.S. Small Cap Value Fund

(Ticker Symbol: BSCVX)

SEMI-ANNUAL REPORT

NOVEMBER 30, 2023

Bernzott U.S. Small Cap Value Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Expense Example	15

This report and the financial statements contained herein are provided for the general information of the shareholders of the Bernzott U.S. Small Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.bcafunds.com

Bernzott U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.9%
	CONSUMER DISCRETIONARY — 6.8%
70,385	Gentex Corp.	$2,140,408
55,615	Golden Entertainment, Inc.	1,982,118
		4,122,526
	CONSUMER STAPLES — 3.4%
12,665	Lancaster Colony Corp.	2,101,123

	ENERGY — 14.7%
166,540	Archrock, Inc.	2,413,165
14,255	Chord Energy Corp.	2,311,306
136,555	Patterson-UTI Energy, Inc.	1,599,059
84,910	Viper Energy, Inc.	2,616,926
		8,940,456
	FINANCIALS — 15.7%
47,870	Artisan Partners Asset Management, Inc. - Class A	1,802,305
39,195	Encore Capital Group, Inc. *	1,755,936
14,420	Evercore, Inc. - Class A	2,127,671
21,645	HCI Group, Inc.	1,834,847
34,465	Mr Cooper Group, Inc. *	2,085,822
		9,606,581
	HEALTH CARE — 11.2%
34,960	Encompass Health Corp.	2,278,343
46,380	Enovis Corp. *	2,293,955
59,120	Halozyme Therapeutics, Inc. *	2,282,623
		6,854,921
	INDUSTRIALS — 18.7%
73,415	API Group Corp. *	2,228,145
71,730	Granite Construction, Inc.	3,295,994
42,040	Hillenbrand, Inc.	1,628,630
289,260	Hillman Solutions Corp. *	2,117,383
202,800	Janus International Group, Inc. *	2,139,540
		11,409,692
	MATERIALS — 6.3%
99,700	MP Materials Corp. *	1,582,239
54,170	Silgan Holdings, Inc.	2,259,972
		3,842,211
	REAL ESTATE — 12.1%
32,280	Howard Hughes Holdings, Inc. *	2,372,903
69,575	Spirit Realty Capital, Inc. - REIT	2,873,448

Bernzott U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
37,175	Terreno Realty Corp. - REIT	$2,123,064
		7,369,415
	TECHNOLOGY — 3.4%
20,220	Plexus Corp. *	2,060,216

	UTILITIES — 3.6%
43,305	National Fuel Gas Co.	2,199,461
	TOTAL COMMON STOCKS
	(Cost $52,116,097)	58,506,602

Principal Amount
	SHORT-TERM INVESTMENTS — 4.1%
$2,494,310	UMB Bank Demand Deposit, 4.78% [1]	2,494,310
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,494,310)	2,494,310

	TOTAL INVESTMENTS — 100.0%
	(Cost $54,610,407)	61,000,912
	Liabilities in Excess of Other Assets — (0.0)%	(24,086)
	TOTAL NET ASSETS — 100.0%	$60,976,826

REIT – Real Estate Investment Trusts

*	Non-income producing security.

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund

SUMMARY OF INVESTMENTS

As of November 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	18.7%
Financials	15.7%
Energy	14.7%
Real Estate	12.1%
Health Care	11.2%
Consumer Discretionary	6.8%
Materials	6.3%
Utilities	3.6%
Consumer Staples	3.4%
Technology	3.4%
Total Common Stocks	95.9%
Short-Term Investments	4.1%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES

As of November 30, 2023 (Unaudited)

Assets:
Investments, at value (cost $54,610,407)	$61,000,912
Receivables:
Dividends and interest	47,456
Prepaid expenses	10,830
Total Assets	61,059,198

Liabilities:
Payables:
Advisory fees	24,183
Fund administration and accounting fees	20,680
Transfer agent fees and expenses	5,947
Custody fees	3,576
Trustees' deferred compensation (Note 3)	11,833
Auditing fees	8,837
Chief Compliance Officer fees	962
Shareholder reporting fees	383
Legal fees	276
Trustees' fees and expenses	79
Accrued other expenses	5,616
Total Liabilities	82,372
Commitments and Contingencies (Note 3)
Net Assets	$60,976,826

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$68,463,588
Total distributable earnings (accumulated deficit)	(7,486,762)
Net Assets	$60,976,826

Shares of beneficial interest issued and outstanding	5,999,651
Offering and redemption price per share	$10.16

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund

STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 2023 (Unaudited)

Investment income:
Dividends	$671,761
Interest	11,450
Total investment income	683,211

Expenses:
Advisory fees	298,914
Fund administration and accounting fees	59,188
Transfer agent fees and expenses	16,754
Custody fees	7,292
Registration fees	12,814
Legal fees	11,650
Auditing fees	9,684
Chief Compliance Officer fees	8,033
Miscellaneous	4,273
Shareholder reporting fees	4,250
Trustees' fees and expenses	4,011
Insurance fees	3,455
Total expenses	440,318
Advisory fees (waived) recovered	(85,484)
Net expenses	354,834
Net investment income (loss)	328,377

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(1,226,264)
Net change in unrealized appreciation (depreciation) on:
Investments	8,097,901
Net realized and unrealized gain (loss)	6,871,637

Net Increase (Decrease) in Net Assets from Operations	$7,200,014

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2023 (Unaudited)	For the Year Ended May 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$328,377	$319,977
Net realized gain (loss) on investments	(1,226,264)	(6,208,685)
Net change in unrealized appreciation (depreciation) on investments	8,097,901	(10,251,700)
Net increase (decrease) in net assets resulting from operations	7,200,014	(16,140,408)

Distributions to Shareholders:
Total distributions to shareholders:	-	(10,835,192)

Capital Transactions:
Net proceeds from shares sold	3,342,642	16,115,593
Reinvestment of distributions	-	10,808,248
Cost of shares redeemed[1]	(29,541,055)	(21,728,701)
Net increase (decrease) in net assets from capital transactions	(26,198,413)	5,195,140

Total increase (decrease) in net assets	(18,998,399)	(21,780,460)

Net Assets:
Beginning of period	79,975,225	101,755,685
End of period	$60,976,826	$79,975,225

Capital Share Transactions:
Shares sold	327,913	1,440,272
Shares reinvested	-	1,012,008
Shares redeemed	(2,941,904)	(1,981,718)
Net increase (decrease) in capital share transactions	(2,613,991)	470,562

[1]	Net of redemption fee proceeds of $3,739 and $2,082, respectively.

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30,	For the Year Ended May 31,
	2023 (Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.28	$12.50	$17.74	$11.48	$13.06	$16.19
Income from Investment Operations:
Net investment income (loss)[1]	0.04	0.04	0.01	(0.03)	- [2]	0.04
Net realized and unrealized gain (loss)	0.84	(1.87)	(2.28)	6.64	(0.41)	(0.58)
Total from investment operations	0.88	(1.83)	(2.27)	6.61	(0.41)	(0.54)

Less Distributions:
From net investment income	-	-	-	-	-	(0.06)
From net realized gain	-	(1.39)	(2.97)	(0.35)	(1.17)	(2.53)
Total distributions	-	(1.39)	(2.97)	(0.35)	(1.17)	(2.59)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.16	$9.28	$12.50	$17.74	$11.48	$13.06

Total return[3]	9.48%[4]	(16.13)%	(13.95)%	58.16%	(4.42)%	(3.25)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$60,977	$79,975	$101,756	$154,268	$92,775	$74,934

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	1.18%[5]	1.12%	1.03%	1.02%	1.10%	1.16%
After fees waived and expenses absorbed	0.95%[5]	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed	0.65%[5]	0.19%	(0.04)%	(0.24)%	(0.14)%	0.08%
After fees waived and expenses absorbed	0.88%[5]	0.36%	0.04%	(0.17)%	0.01%	0.29%
Portfolio turnover rate	28%[4]	46%	37%	60%	44%	44%

[1]	Based on average shares outstanding during the period.

[2]	Amount represents less than $.01 per shares.

[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

[4]	Not annualized.

[5]	Annualized.

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS

November 30, 2023 (Unaudited)

Note 1 – Organization

Bernzott U.S. Small Cap Value Fund (the ‘‘Fund’’) is organized as a diversified series of Investment Manager Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on September 11, 2012.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Bernzott U.S. Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2023 (Unaudited)

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, any tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of November 30, 2023, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Bernzott U.S. Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2023 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Bernzott Capital Advisors (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.80% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.95% of the average daily net assets of the Fund. This agreement is in effect until September 30, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended November 30, 2023, the Advisor waived a portion of its advisory fees totaling $85,484. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At November 30, 2023, the amount of these potentially recoverable expenses was $445,953. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than May 31, of the years stated below:

2024	$97,165
2025	114,310
2026	148,994
2027	85,484
Total	$445,953

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended November 30, 2023 are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended November 30, 2023, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Bernzott U.S. Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2023 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended November 30, 2023 are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At November 30, 2023, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$55,460,752

Gross unrealized appreciation	$9,326,593
Gross unrealized depreciation	(3,786,433)
Net unrealized appreciation (depreciation) on investments	$5,540,160

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of May 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$378,905
Undistributed long-term capital gains	-
Distributable earnings	378,905

Accumulated capital and other losses	(12,498,377)
Unrealized appreciation (depreciation) on investments	(2,557,741)
Unrealized deferred compensation	(9,563)
Total accumulated earnings (deficit)	$(14,686,776)

The tax character of the distribution paid during the fiscal years ended May 31, 2023, and May 31, 2022 were as follows:

Distributions paid from:	2023	2022
Ordinary income	$-	$8,131,970
Net long-term capital gains	10,835,192	18,323,276
Total distributions paid	$10,835,192	$26,455,246

Bernzott U.S. Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2023 (Unaudited)

As of May 31, 2023, the Fund had accumulated capital loss carryforwards as follows:

Not subject to expiration:
Short-term	$1,992,653
Long-term	10,505,724
Total	$12,498,377

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended November 30, 2023 and the year ended May 31, 2023, the Fund received $3,739 and $2,082, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended November 30, 2023, purchases and sales of investments, excluding short-term investments, were $19,807,991 and $44,260,160, respectively.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Bernzott U.S. Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2023 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$58,506,602	$-	$-	$58,506,602
Short-Term Investments	2,494,310	-	-	2,494,310
Total Investments	$61,000,912	$-	$-	$61,000,912

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 9 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 10- New Accounting Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

Bernzott U.S. Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2023 (Unaudited)

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

The Fund declared the payment of a distribution to be paid, on December 1, 2023, to shareholders of record on November 30, 2023 as follows:

Long-Term Capital Gain	Short-Term Capital Gain	Income
$-	$-	$0.11751

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Bernzott U.S Small Cap Value Fund

EXPENSE EXAMPLE

For the Six Months Ended November 30, 2023 (Unaudited)

Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2023 to November 30, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/23	Ending Account Value 11/30/23	Expense Paid During Period 6/1/23 – 11/30/23*
Actual Performance	$1,000.00	$1,094.80	$4.99
Hypothetical (5% annual return before expenses)	1,000.00	1,020.32	4.81

*	Expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Bernzott U.S. Small Cap Value Fund

A series of Investment Managers Series Trust

Investment Advisor

Bernzott Capital Advisors

1200 Paseo Camarillo, Suite 180

Camarillo, California 93010

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
Bernzott U.S. Small Cap Value Fund	BSCVX	461418 220

Privacy Principles of the Bernzott U.S. Small Cap Value Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Bernzott U.S. Small Cap Value Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Fund at (877) 998-9880 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 998-9880 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semiannual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (877) 998-9880.

Bernzott U.S. Small Cap Value Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (877) 998-9880

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	2/08/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	2/08/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	2/08/2024